[GRAPHIC OMITTED]

                                S E L I G M A N
                                ---------------
                                CASH MANAGEMENT
                                   FUND, INC.

                                  Annual Report

                                December 31, 2001

                                -----------------

                           A Money Market Mutual Fund
                       Seeking to Preserve Capital and to
                      Maximize Liquidity and Current Income


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                [GRAPHIC OMITTED]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017
                                www.seligman.com


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Cash Management Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TO THE SHAREHOLDERS

During the fiscal year ended December 31, 2001, the US economy slowed considerably, and by the third quarter of 2001, the growth rate of US gross domestic product (GDP) had fallen into negative territory. The US Federal Reserve Board responded with aggressive monetary easing, pushing the federal funds rate from 6.50% at the beginning of the year to 1.75% at year-end through a series of 11 interest rate cuts.

While we believe these interest rate cuts are essential in helping the US economy recover from the recession, they reduced the returns delivered by Seligman Cash Management Fund, which invests in short-term securities. On December 31, 2000, the Fund's 30-day effective yield for Class A shares was 5.76%; by the end of 2001, this yield had fallen to 0.87%. For fiscal-year 2001, Seligman Cash Management Fund delivered a total return of 3.21% based on the net asset value of Class A shares.

Looking ahead, we believe that the US economy will begin to expand once again and that the Fed will be able to maintain a stable monetary policy. The lack of downward pressure by the Fed as well as increased economic activity should allow short-term rates to move somewhat higher. However, we believe that recovery will be slow and that short-term rates will not move up significantly until later in the economic cycle.

Although short-term yields are likely to remain relatively low, Seligman Cash Management Fund will continue to seek a high-quality portfolio to protect principal and ensure liquidity for the Fund's shareholders while delivering modest current yield. We also believe that inflation will remain nearly non-existent, which should offer investors in short-term securities positive rates of return while they seek to maintain stability of principal.

Thank you for your continued support of Seligman Cash Management Fund. A discussion with your Portfolio Manager, as well as the Fund's investment results, portfolio of investments, and financial statements, follows this letter. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,


/s/  William C. Morris
William C. Morris
Chairman

                                                              /s/  Brian T. Zino
                                                                   Brian T. Zino
                                                                       President

February 15, 2002

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
CHRISTOPHER J. MAHONY

Q: What economic and market factors influenced Seligman Cash Management Fund during the fiscal year ended December 31, 2001?

A: The aggressive monetary easing by the US Federal Reserve Board in response to the slowdown in the economy clearly had the biggest impact on the Fund during the course of the year. The Fed lowered the federal funds rate a total of 475 basis points in 2001 - a reduction of more than 70% in this overnight rate. This negatively impacted the Fund by significantly lowering the short-term yields that were available for investment.

Q:   What was your investment strategy?

A: In this very difficult environment for short-term securities, the Fund pursued the highest possible yields, consistent with maintaining quality and liquidity. However, the interest rate environment was such that the Fund's yield dropped steadily and significantly during this time.

Q:   What is your outlook?

A: We believe that the Fed is at or near the end of its rate cuts. While the rate cuts of 2001 negatively impacted the Fund's yield, we believe they will be instrumental in getting the US economy moving again. As the economy recovers, which we believe will happen this year, the Fed will probably adopt a wait-and-see approach regarding monetary policy. This should allow short-term yields to move somewhat higher in 2002. Regardless of the environment, however, we will continue to pursue the most favorable short-term yields available for the Fund, while remaining dedicated to the Fund's equally important goals of capital preservation and liquidity.

A TEAM APPROACH

Seligman Cash Management Fund is managed by Christopher Mahony.
Mr. Mahony is assisted in the management of the Fund by a team of seasoned research professionals who are responsible for identifying quality money market instruments in order to preserve investor's capital and to maximize liquidity and current income. The Seligman Fixed Income Team is led by Kendall Peterson. Team members include James Didden, Jeff Gallo, Janine Ptaszek, Gregory Siegel, and Sau Lin Wu.

INVESTMENT RESULTS
December 31, 2001

                                              CLASS A       CLASS B       CLASS C      CLASS D      CLASS I
                                           ------------   -----------   ----------   -----------   --------
Net Assets. . . . . . . . . . . . . . . .  $270,509,049   $49,656,126   $9,203,644   $22,217,048   $ 29,578
Net Asset Value per Share . . . . . . . .  $       1.00   $      1.00   $     1.00   $      1.00   $   1.00
Number of Shareholders. . . . . . . . . .        10,665         3,404          643         1,768          3
Dividends*. . . . . . . . . . . . . . . .  $      0.032   $     0.022   $    0.023   $     0.022   $  0.001
Annualized Net Yield per Share*+. . . . .         3.16%         2.18%        2.34%         2.18%      1.31%
Annualized Effective Yield per Share With
Dividends Invested Monthly*+. . . . . . .         3.21%         2.20%        2.36%         2.20%      1.31%

----------------
*    For the year ended December 31, 2001, except Class I shares which are from
     November 30, 2001 (commencement of offering of shares), to December 31,
     2001.
+    During the year ended December 31, 2001, J. & W. Seligman & Co Incorporated waived a portion of its management fee. Absent such waiver, returns would have been lower.
     An investment in the Fund is not insured by the Federal Deposit Insurance
     Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that the Fund will be able to maintain a stable net asset of
     $1.00 per share.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                      ANNUALIZED
                                                                       YIELD ON       PRINCIPAL
                                                                    PURCHASE DATE       AMOUNT        VALUE
                                                                   ----------------  -----------  ------------
US GOVERNMENT SECURITIES 42.6%
US Treasury Bills:
  1.625%, due 1/17/2002 . . . . . . . . . . . . . . . . . . . . .             1.65%  $50,000,000  $ 49,963,888
  1.72%, due 1/24/2002. . . . . . . . . . . . . . . . . . . . . .             1.74    25,000,000    24,972,528
  1.65%, due 1/31/2002. . . . . . . . . . . . . . . . . . . . . .             1.67    50,000,000    49,931,250
  1.68%, due 2/14/2002. . . . . . . . . . . . . . . . . . . . . .             1.70    25,000,000    24,948,667
                                                                                                  ------------
TOTAL US GOVERNMENT SECURITIES (Cost $149,816,333). . . . . . . .                                  149,816,333
                                                                                                  ------------

FIXED TIME DEPOSITS 33.9%
Bank of America, Grand Cayman, 1.5%, 1/2/2002 . . . . . . . . . .             1.52    17,000,000    17,000,000
Bank of Montreal, Grand Cayman, 1.938%, 1/2/2002. . . . . . . . .             1.96    17,000,000    17,000,000
Bayerische Hypo-und Vereinsbank, Grand Cayman, 1.5%, 1/2/2002 . .             1.52    17,000,000    17,000,000
BNP Paribas, Grand Cayman, 1.938%, 1/2/2002 . . . . . . . . . . .             1.96    17,300,000    17,300,000
HSBC Bank USA, Grand Cayman, 1.5%, 1/2/2002 . . . . . . . . . . .             1.52    17,000,000    17,000,000
Rabobank Nederland, Grand Cayman, 1.625%, 1/2/2002. . . . . . . .             1.65    17,000,000    17,000,000
Royal Bank of Scotland, Grand Cayman, 1.5%, 1/2/2002. . . . . . .             1.52    17,000,000    17,000,000
                                                                                                  ------------
TOTAL FIXED TIME DEPOSITS (Cost $119,300,000) . . . . . . . . . .                                  119,300,000
                                                                                                  ------------

REPURCHASE AGREEMENT 22.0% (Cost $77,350,000)
State Street Bank and Trust 1.6%, dated 12/31/2001,
  maturing 1/2/2002 collateralized by:
  $88,360,000 US Treasury Bills due
  6/20/2002, with a fair market value of $79,676,940. . . . . . .             1.62    77,350,000    77,350,000
                                                                                                  ------------

TOTAL INVESTMENTS 98.5% (Cost $346,466,333) . . . . . . . . . . .                                  346,466,333
OTHER ASSETS LESS LIABILITIES 1.5%. . . . . . . . . . . . . . . .                                    5,149,112
                                                                                                  ------------
NET ASSETS 100.0% . . . . . . . . . . . . . . . . . . . . . . . .                                 $351,615,445
                                                                                                  ============

----------------
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
Investments, at value:
  US Government securities (Cost $149,816,333). . . . . . . . . . . . . . . . . . . . . . . . .  $149,816,333
  Fixed time deposits (Cost $119,300,000) . . . . . . . . . . . . . . . . . . . . . . . . . . .   119,300,000
  Repurchase agreement (Cost $77,350,000) . . . . . . . . . . . . . . . . . . . . . . . . . . .    77,350,000  $ 346,466,333
                                                                                                 ------------
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         57,320
Receivable for Capital Stock sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,514,015
Investment in, and expenses prepaid to, shareholder service agent . . . . . . . . . . . . . . . . . . . . . .        197,466
Interest receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,423
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        192,296
                                                                                                               --------------
TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    355,441,853
                                                                                                               --------------

LIABILITIES:
Payable for Capital Stock redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,293,621
Management fee payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        122,857
Dividends payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         37,464
Accrued expenses and other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        372,466
                                                                                                               --------------
TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,826,408
                                                                                                               --------------
NET ASSETS                                                                                                     $ 351,615,445
                                                                                                               ==============

COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.01 par value; 1,400,000,000 shares authorized;
  351,689,166 shares outstanding):
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   2,705,707
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        496,482
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         92,062
  Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        222,345
  Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            296
Additional paid-in capital                                                                                       348,171,260
Dividends in excess of net investment income                                                                         (72,707)
                                                                                                               --------------

NET ASSETS:
Applicable to 270,570,672 Class A shares, 49,648,173 Class B shares, 9,206,242 Class C shares,
  22,234,501 Class D shares, 29,578 Class I shares, equivalent to $1.00 per share . . . . . . . . . . . . . .  $ 351,615,445
                                                                                                               ==============
----------------
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME:
INTEREST. . . . . . . . . . . . . . . . . . . . . .  $14,736,203
                                                     ------------

EXPENSES:
Management fee . . . . . . . . . . . .  $ 1,485,837
Shareholder account services . . . . .      889,965
Distribution and service fees. . . . .      730,933
Registration . . . . . . . . . . . . .      126,081
Custody and related services . . . . .       99,669
Shareholder reports and communications       64,387
Auditing and legal fees. . . . . . . .       51,409
Directors' fees and expenses . . . . .       12,143
Miscellaneous. . . . . . . . . . . . .      137,805
                                        -----------
TOTAL EXPENSES BEFORE FEE WAIVER. . . . . . . . . .    3,598,229
WAIVER/REIMBURSEMENT OF EXPENSES. . . . . . . . . .     (253,257)
                                                     ------------
TOTAL EXPENSES AFTER FEE WAIVER . . . . . . . . . .    3,344,972
                                                     ------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . .  $11,391,231
                                                     ============

----------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED DECEMBER 31
                                                                             ----------------------------------
                                                                                    2001              2000
                                                                             ----------------  ----------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    11,391,231   $    20,010,687

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (9,881,482)      (16,736,733)
Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (877,772)       (1,782,447)
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (163,384)         (244,229)
Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (541,289)       (1,248,207)
Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (11)              ---
                                                                             ----------------  ----------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS . . . . . . . . . . . . . . . . .      (11,463,938)      (20,011,616)
                                                                             ----------------  ----------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares . . . . . . . . . . . . . . . . . . . . . . .      485,471,313       626,888,318
Investment of dividends . . . . . . . . . . . . . . . . . . . . . . . . . .        9,619,068        16,315,747
Exchanged from associated Funds . . . . . . . . . . . . . . . . . . . . . .    2,619,970,027     3,427,794,085
                                                                             ----------------  ----------------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,115,060,408     4,070,998,150
                                                                             ----------------  ----------------
Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .     (922,318,746)     (775,086,730)
Exchanged into associated Funds . . . . . . . . . . . . . . . . . . . . . .   (2,318,695,117)   (3,189,039,587)
                                                                             ----------------  ----------------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (3,241,013,863)   (3,964,126,317)
                                                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS . . . . .     (125,953,455)      106,871,833
                                                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . .     (126,026,162)      106,870,904

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      477,641,607       370,770,703
                                                                             ----------------  ----------------
END OF YEAR (net of dividends in excess of net investment income of $72,707
and $-0-, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . .  $   351,615,445   $   477,641,607
                                                                             ===============   ================

----------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENT

1. MULTIPLE CLASSES OF SHARES - Seligman Cash Management Fund, Inc. (the "Fund") offers five classes of shares: Class A shares, Class B shares, Class C shares, Class D shares, and Class I shares, each of which may be acquired by investors at net asset value. Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within 18 months of original purchase. Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class C shares acquired by an exchange from another Seligman investment company are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of the original purchase. Class D shares are subject to a

NOTES TO FINANCIAL STATEMENTS


distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. Class I shares became effective on November 30, 2001, and are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees. The five classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION - The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund's liability for deferred directors' fees are valued at current market values and included in other assets.

b. FEDERAL TAXES - There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are declared daily and paid monthly.

d. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. &
     W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral. The repurchase agreement held as of December 31, 2001, matured pursuant to its terms.

e. MULTIPLE CLASS ALLOCATIONS - All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended December 31, 2001, distribution and service fees were class-specific expenses. Effective November 30, 2001, shareholder account services and registration expenses are considered class-specific expenses.

3. CAPITAL SHARE TRANSACTIONS - The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:

                             YEAR ENDED DECEMBER 31,
                         -----------------------------
                              2001            2000
                         --------------  --------------
CLASS A
Sale of shares. . . . .    475,663,971     610,557,669
Investment of dividends      8,337,184      13,791,958
Exchanged from
associated Funds. . . .  2,412,341,613   3,018,774,242
                         --------------  --------------
Total . . . . . . . . .  2,896,342,768   3,643,123,869
                         --------------  --------------
Shares redeemed . . . .   (862,715,346)   (720,936,423)

NOTES TO FINANCIAL STATEMENTS


                              YEAR ENDED DECEMBER 31,
                          --------------------------------
                               2001             2000
                          ---------------  ---------------
CLASS A (continued)
Exchanged into
associated Funds . . . .  (2,159,523,777)  (2,819,488,466)
                          ---------------  ---------------
Total. . . . . . . . . .  (3,022,239,123)  (3,540,424,889)
                          ---------------  ---------------
Increase (decrease)
in Shares .. . . . . . .    (125,896,355)     102,698,980
                          ===============  ===============

CLASS B
Sale of shares . . . . .       2,279,551        5,708,345
Investment of dividends.         739,199        1,397,766
Exchanged from
associated Funds . . . .      80,783,085      164,853,821
                          ---------------  ---------------
Total. . . . . . . . . .      83,801,835      171,959,932
                          ---------------  ---------------
Shares redeemed. . . . .     (18,950,042)     (21,672,017)
Exchanged into
associated Funds . . . .     (58,459,799)    (149,641,539)
                          ---------------  ---------------
Total. . . . . . . . . .     (77,409,841)    (171,313,556)
Increase in Shares . . .       6,391,994          646,376
                          ===============  ===============

CLASS C
Sale of shares . . . . .         979,803        3,345,631
Investment of dividends.         132,826          169,357
Exchanged from
associated Funds . . . .      37,797,405       80,252,039
                          ---------------  ---------------
Total. . . . . . . . . .      38,910,034       83,767,027
                          ---------------  ---------------
Shares redeemed. . . . .      (7,869,131)      (7,508,824)
Exchanged into
associated Funds . . . .     (30,213,048)     (73,185,139)
Total. . . . . . . . . .     (38,082,179)     (80,693,963)
Increase in Shares . . .         827,855        3,073,064
                          ===============  ===============

CLASS D
Sale of shares . . . . .       6,518,056        7,277,532
Investment of dividends.         409,854          956,665
Exchanged from
associated Funds . . . .      89,047,924      163,913,983
                          ---------------  ---------------
Total. . . . . . . . . .      95,975,834      172,148,180
                          ---------------  ---------------
Shares redeemed. . . . .     (32,773,942)     (24,969,465)
Exchanged into
associated Funds . . . .     (70,498,493)    (146,724,443)
                          ---------------  ---------------
Total                       (103,272,435)    (171,693,908)
                          ---------------  ---------------
Increase (decrease)
in Shares. . . . . . . .      (7,296,601)         454,272
                          ===============  ===============

                         NOVEMBER 30, 2001*
                                TO
                         DECEMBER 31, 2001
                         -----------------
CLASS I
Sale of shares . . . . .          29,573
Investment of dividends.               5
                          ---------------
Increase in Shares . . .          29,578
                          ===============
----------------
*Commencement of offering of shares.


4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS - The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund's average daily net assets.

     The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. The Manager, at its discretion, agreed to waive a portion of its management fee equal to an annual rate of 0.10% from January 1, 2001, to August 17, 2001. As of November 30, 2001, the Manager agreed to reimburse a portion of the class-specific expenses of Class I shares. Beginning December 5, 2001, the Manager also agreed to reimburse a portion of the class-specific expenses of Class B, C, and D shares in order for those classes to declare dividends equal to an annual rate of 0.10%. The management fee for the year ended December 31, 2001, net of the fee waiver and reimbursements, was equivalent to an annual rate of 0.33% of the Fund's average daily net assets.

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the "Distributor") and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the year ended December 31, 2001.

     Under the Plan, with respect to Class B shares, Class C shares issued in exchange from another Seligman investment company and Class D shares, service organizations can enter into agreements with the Distributor and receive a

NOTES TO FINANCIAL STATEMENTS


continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

     With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee to third parties (the "Purchasers"), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

     For the year ended December 31, 2001, fees incurred under the Plan, equivalent to 1%, 0.85%, and 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, respectively, amounted to $433,761, $62,007, and $235,165, respectively.

     The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the year ended December 31, 2001, such charges amounted to $2,027,100.

     The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments retained by the Distributor, for the year ended December 31, 2001, amounted to $5,302.

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 2001, Seligman Services, Inc. received no commissions from the sale of shares of the Fund. Seligman Services, Inc. received distribution and service fees of $11,601, pursuant to the Plan.

     Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $889,965 for shareholder account services in accordance with a methodology approved by the Fund's directors. Class I shares receive more limited shareholder services than the Fund's other classes of shares (the "Retail Classes"). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

     Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

     The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,719.

     Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 2001, of $84,267 is included in other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

FINANCIAL HIGHLIGHTS


     The tables below are intended to help you understand each Class's financial performance for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

                                                                    CLASS A
                                            --------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------
                                              2001        2000        1999        1998       1997
                                            --------   ---------   ---------   ---------   ---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR . . . .  $  1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                            --------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income. . . . . . . . . . .     0.032       0.056       0.042       0.045       0.047
                                            --------   ---------   ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS . . . . .     0.032       0.056       0.042       0.045       0.047
                                            --------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income . . .    (0.032)     (0.056)     (0.042)     (0.045)     (0.047)
                                            --------   ---------   ---------   ---------   ---------
TOTAL DISTRIBUTIONS. . . . . . . . . . . .    (0.032)     (0.056)     (0.042)     (0.045)     (0.047)
                                            --------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF YEAR . . . . . . .  $  1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                            ========   =========   =========   =========   =========

TOTAL RETURN:. . . . . . . . . . . . . . .      3.21%       5.65%       4.30%       4.59%       4.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) . .  $270,509   $ 396,472   $ 293,776   $ 273,427   $ 206,604
Ratio of expenses to average net assets. .      0.68%       0.60%       0.57%       0.71%       0.78%
Ratio of net investment income to average
  net assets . . . . . . . . . . . . . . .      3.16%       5.55%       4.21%       4.50%       4.70%
Without management fee waiver:**
Ratio of expenses to average net assets. .      0.74%       0.70%       0.66%
Ratio of net investment income to average
  net assets . . . . . . . . . . . . . . .      3.10%       5.45%       4.12%

----------------
See footnotes on page 12.

FINANCIAL HIGHLIGHTS


                                                                    CLASS B
                                            --------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------
                                              2001        2000        1999        1998       1997
                                            --------   ---------   ---------   ---------   ---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR . . . .  $  1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                            --------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income. . . . . . . . . . .     0.022       0.046       0.032       0.035       0.037
                                            --------   ---------   ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS . . . . .     0.022       0.046       0.032       0.035       0.037
                                            --------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
Dividends from net investment income . . .    (0.022)     (0.046)     (0.032)     (0.035)     (0.037)
                                            --------   ---------   ---------   ---------   ---------
TOTAL DISTRIBUTIONS. . . . . . . . . . . .    (0.022)     (0.046)     (0.032)     (0.035)     (0.037)
                                            --------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF YEAR . . . . . . .  $  1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                            ========   =========   =========   =========   =========

TOTAL RETURN:. . . . . . . . . . . . . . .      2.20%       4.62%       3.26%       3.56%       3.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) . .  $ 49,656   $  43.259   $  42.612   $  24,189   $  10,858
Ratio of expenses to average net assets ..      1.66%       1.60%       1.57%       1.71%       1.78%
Ratio of net investment income to average
  net assets . . . . . . . . . . . . . . .      2.18%       4.55%       3.21%       3.50%       3.70%
Without management fee waiver and
  expense reimbursement:**
Ratio of expenses to average net assets. .      1.74%       1.70%       1.66%
Ratio of net investment income to average
  net assets . . . . . . . . . . . . . . .      2.10%       4.45%       3.12%

----------------
*    Commencement of offering of shares.
** The Manager, at its discretion, waived a portion of its management fees and reimbursed certain expenses of Class B, C, D, and I shares.
+    Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


             CLASS C                               CLASS D                          CLASS I
-------------------------------  ------------------------------------------------  ----------
    YEAR ENDED
   DECEMBER 31,      5/27/99*                YEAR ENDED DECEMBER 31,               11/30/01*
------------------      TO       ------------------------------------------------     TO
  2001      2000     12/31/99      2001      2000      1999      1998      1997     12/31/01
--------  --------  -----------  --------  --------  --------  --------  --------  ----------
$ 1.000   $ 1.000   $    1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $   1.000
--------  --------  -----------  --------  --------  --------  --------  --------  ----------

0.023       0.047        0.022     0.022     0.046     0.032     0.035     0.037       0.001
--------  --------  -----------  --------  --------  --------  --------  --------  ----------
0.023       0.047        0.022     0.022     0.046     0.032     0.035     0.037       0.001
--------  --------  -----------  --------  --------  --------  --------  --------  ----------

(0.023)    (0.047)      (0.022)   (0.022)   (0.046)   (0.032)   (0.035)   (0.037)     (0.001)
--------  --------  -----------  --------  --------  --------  --------  --------  ----------
(0.023)    (0.047)      (0.022)   (0.022)   (0.046)   (0.032)   (0.035)   (0.037)     (0.001)
--------  --------  -----------  --------  --------  --------  --------  --------  ----------
$ 1.000   $ 1.000   $    1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $   1.000
========  ========  ===========  ========  ========  ========  ========  ========  ==========

2.36%        4.81%        2.15%     2.20%     4.62%     3.26%     3.56%     3.77%       0.11%


9,204     $ 8,378   $    5,305   $22,217   $29,532   $29,078   $52,243   $24,110   $      30
1.51%        1.40%        1.25%+    1.66%     1.60%     1.57%     1.71%     1.78%     0.60%+

2.33%        4.75%        3.64%+    2.18%     4.55%     3.21%     3.50%     3.70%     1.25%+


1.59%        1.50%        1.35%+    1.74%     1.70%     1.66%                         1.35%+

2.25%        4.65%        3.54%+    2.10%     4.45%     3.12%                         0.50%+

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN CASH MANAGEMENT FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Seligman Cash Management Fund, Inc., including the portfolio of investments as of December 31, 2001, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman Cash Management Fund, Inc. as of December 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
New York, New York
February 15, 2002

FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co.
  Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450   Shareholder Services
(800) 445-1777   Retirement Plan Services
(212) 682-7600   Outside the United States
(800) 622-4597   24-Hour Automated Telephone Access Service

DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Cash Management Fund is set forth below.

INDEPENDENT DIRECTORS

                                                                                                                 OTHER
                                                                                                                 DIRECTORSHIPS
                  TERM OF                                                                           NUMBER OF    HELD BY
                  OFFICE                                                                            PORTFOLIOS   DIRECTOR NOT
                  AND                                                                               IN FUND      DISCLOSED
NAME, (AGE),      LENGTH                                                                            COMPLEX      UNDER
POSITION(S) HELD  OF TIME   PRINCIPAL OCCUPATION(S) DURING                                          OVERSEEN     PRINCIPAL
WITH FUNDo        SERVED#   PAST FIVE YEARS AND OTHER INFORMATION                                   BY DIRECTOR  OCCUPATIONS
------------------------------------------------------------------------------------------------------------------------------
JOHN R            1995 to   Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts                 61      None
GALVIN(72)2,4     Date      University; Director or Trustee, the Seligman Group of investment
Director                    companies-; Chairman Emeritus, American Council on Germany;
                            Governor of the Center for Creative Leadership; Director, Raytheon
                            Co., defense and commercial electronics; National Defense University;
                            and the Institute for Defense Analyses. Formerly, Director, USLIFE
                            Corporation, life insurance; Ambassador, U.S. State Department for negotiations in Bosnia; Distinguished Policy Analyst at Ohio State
                            University and Olin Distinguished Professor of National Security
                            Studies at the United States Military Academy. From June 1987 to
                            June 1992, he was the Supreme Allied Commander, Europe and the
                            Commander-in-Chief, United States European Command.
------------------------------------------------------------------------------------------------------------------------------
ALICE S           1991 to   President Emeritus, Sarah Lawrence College; Director or Trustee, the         61      None
ILCHMAN(66)3,4    Date      Seligman Group of investment companies+; Trustee, the Committee
Director                    for Economic Development; Chairman, The Rockefeller Foundation,
                            charitable foundation; and Director, Public Broadcasting Service (PBS).
                            Formerly, Trustee, The Markle Foundation, philanthropic organiza-
                            tion; and Director, New York Telephone Company; and International
                            Research and Exchange Board, intellectual exchanges.
------------------------------------------------------------------------------------------------------------------------------
FRANK A.          1995 to   Retired Chairman of the Board and Chief Executive Officer of Kerr-           61      None
MCPHERSON(68)3,4  Date      McGee Corporation, diversified energy company; Director or Trustee,
Director                    the Seligman Group of investment companies+; Director, Kimberly-
                            Clark Corporation, consumer products; Conoco Inc., oil exploration and production; Bank of Oklahoma Holding Company; Baptist
                            Medical Center; Oklahoma Chapter of the Nature Conservancy;
                            Oklahoma Medical Research Foundation; and National Boys and Girls
                            Clubs of America; and Oklahoma Foundation for Excellence in
                            Education. Formerly, Chairman, Oklahoma City Public Schools
                            Foundation; and Director, Federal Reserve System's Kansas City
                            Reserve Bank, the Oklahoma City Chamber of Commerce, and
                            Member of the Business Roundtable.
------------------------------------------------------------------------------------------------------------------------------

----------------
See Footnotes on page 19.

DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Cash Management Fund is set forth below.

INDEPENDENT DIRECTORS (continued)

                                                                                                                 OTHER
                                                                                                                 DIRECTORSHIPS
                  TERM OF                                                                           NUMBER OF    HELD BY
                  OFFICE                                                                            PORTFOLIOS   DIRECTOR NOT
                  AND                                                                               IN FUND      DISCLOSED
NAME, (AGE),      LENGTH                                                                            COMPLEX      UNDER
POSITION(S) HELD  OF TIME   PRINCIPAL OCCUPATION(S) DURING                                          OVERSEEN     PRINCIPAL
WITH FUNDo        SERVED#   PAST FIVE YEARS AND OTHER INFORMATION                                   BY DIRECTOR  OCCUPATIONS
------------------------------------------------------------------------------------------------------------------------------
JOHN E            1976 to   Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;           61      None
MEROW (72)2,4     Date      Director or Trustee, the Seligman Group of investment companies-;
Director                    Director, Commonwealth Industries, Inc., manufacturers of alu-
                            minum sheet products; the Foreign Policy Association; Municipal Art
                            Society of New York; the U.S. Council for International Business; and
                            Vice Chairman, New York-Presbyterian Healthcare System, Inc.; Life
                            Trustee, New York-Presbyterian Hospital; and Member of the
                            American Law Institute and Council on Foreign Relations.
------------------------------------------------------------------------------------------------------------------------------
BETSY S.          1984 to   Attorney; Director or Trustee, the Seligman Group of investment com-          61      None
MICHEL (59)2,4    Date      panies+; Trustee, The Geraldine R. Dodge Foundation, charitable foun-
Director                    dation; and World Learning, Inc. Formerly, Chairman of the Board of
                            Trustees of St. George's School (Newport, RI); and Director, the
                            National Association of Independent Schools (Washington, DC).
------------------------------------------------------------------------------------------------------------------------------
JAMES C.          1976 to   Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director or          61      None
PITNEY (75)3,4    Date      Trustee, the Seligman Group of investment companies+. Formerly,
Director                    Director, Public Service Enterprise Group, public utility.
------------------------------------------------------------------------------------------------------------------------------
JAMES Q.          1991 to   Director or Trustee, the Seligman Group of investment companies+;             61      None
RIORDAN (74)3,4   Date      Director or Trustee, The Houston Exploration Company, oil exploration;
Director                    The Brooklyn Museum, KeySpan Corporation, diversified energy and electric company; and the Committee for Economic Development.
                            Formerly, Co-Chairman of the Policy Council of the Tax Foundation;
                            Director, Tesoro Petroleum Companies, Inc. and Dow Jones &
                            Company, Inc., a business and financial news company; Director and
                            President, Bekaert Corporation, high-grade steel cord, wire and fencing products company; Vice Chairman, Exxon Mobil Corporation,
                            petroleum and petrochemicals company; and Director, Public
                            Broadcasting Service (PBS).
------------------------------------------------------------------------------------------------------------------------------

----------------
See Footnotes on page 19.

DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Cash Management Fund is set forth below.


INDEPENDENT DIRECTORS (continued)

                                                                                                                 OTHER
                                                                                                                 DIRECTORSHIPS
                  TERM OF                                                                           NUMBER OF    HELD BY
                  OFFICE                                                                            PORTFOLIOS   DIRECTOR NOT
                  AND                                                                               IN FUND      DISCLOSED
NAME, (AGE),      LENGTH                                                                            COMPLEX      UNDER
POSITION(S) HELD  OF TIME   PRINCIPAL OCCUPATION(S) DURING                                          OVERSEEN     PRINCIPAL
WITH FUNDo        SERVED#   PAST FIVE YEARS AND OTHER INFORMATION                                   BY DIRECTOR  OCCUPATIONS
------------------------------------------------------------------------------------------------------------------------------
ROBERT L.         1980 to   Retired Vice President, Pfizer Inc., pharmaceuticals; Director or           61           None
SHAFER (69)3,4    Date      Trustee, the Seligman Group of investment companies+. Formerly,
Director                    Director, USLIFE Corporation, life insurance.
------------------------------------------------------------------------------------------------------------------------------
JAMES N.          1993 to   Retired Executive Vice President and Chief Operating Officer,               61           None
WHITSON (66)2,4   Date      Sammons Enterprises, Inc., a diversified holding company; Director
Director                    or Trustee, the Seligman Group of investment companies+; Director,
                            C-SPAN, cable television, and CommScope, Inc., manufacturer of coaxial cables.
------------------------------------------------------------------------------------------------------------------------------

----------------
See Footnotes on page 19.


DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Cash Management Fund is set forth below.

INDEPENDENT DIRECTORS AND PRINCIPAL OFFICERS

                                                                                                                 OTHER
                                                                                                                 DIRECTORSHIPS
                  TERM OF                                                                           NUMBER OF    HELD BY
                  OFFICE                                                                            PORTFOLIOS   DIRECTOR NOT
                  AND                                                                               IN FUND      DISCLOSED
NAME, (AGE),      LENGTH                                                                            COMPLEX      UNDER
POSITION(S) HELD  OF TIME   PRINCIPAL OCCUPATION(S) DURING                                          OVERSEEN     PRINCIPAL
WITH FUNDo        SERVED#   PAST FIVE YEARS AND OTHER INFORMATION                                   BY DIRECTOR  OCCUPATIONS
------------------------------------------------------------------------------------------------------------------------------
WILLIAM C.        1988 to   Chairman, J. & W. Seligman & Co. Incorporated, Chairman and                  61      None
MORRIS (63)*1     Date      Chief Executive Officer of the Seligman Group of investment compa-
Director, Chairman          nies+; Chairman, Seligman Advisors, Inc., Seligman Services, Inc.,
of the Board and            and Carbo Ceramics Inc., ceramic proppants for oil and gas industry;
Chief Executive             and Director, Seligman Data Corp., Kerr-McGee Corporation, diversi-
Officer                     fied energy company. Formerly, Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.
------------------------------------------------------------------------------------------------------------------------------
BRIAN T.          Dir.:1993 Director and President, J. & W. Seligman & Co. Incorporated;                 61      N/A
ZINO (49)*1       to Date   President of twenty-one investment companies in the Seligman
Director          Pres.     Group of investment companies and Director or Trustee of the
and President     1995 to   Seligman Group of investment companies+, Seligman Advisors, Inc.,
                  Date      and Seligman Services, Inc.; Chairman, Seligman Data Corp.;
                            Member of the Board of Governors of the Investment Company
                            Institute; and Vice Chairman, ICI Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J.    2002 to   Vice President, Investment Officer of J. & W. Seligman & Co.                N/A      N/A
MAHONY (38)       Date      Incorporated since April 2001. Vice President of Seligman Investment
Vice President and          Grade Fixed Income Fund, Inc.; Vice President of Seligman High
Portfolio Manager           Income Fund Series and Portfolio Manager of its U.S. Government
                            Securities Series; and Vice President of Seligman Portfolios, Inc. and
                            Portfolio Manager of its Bond Portfolio and Cash Management
                            Portfolio and Seligman Portfolios, Inc. Formerly, Senior Portfolio
                            Manager at Fort Washington Investment Advisors, Inc. since 1994;
                            and Portfolio Manager, Neuberger and Berman from 1991 to 1994.
------------------------------------------------------------------------------------------------------------------------------
THOMAS G.         2000 to   Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated,        N/A      N/A
ROSE (44)         Date      Seligman Advisors, Inc., and Seligman Data Corp.; Vice President,
Vice President              the Seligman Group of investment companies+, Seligman Services,
                            Inc. and Seligman International, Inc. Formerly, Treasurer, the
                            Seligman Group of investment companies and Seligman Data Corp
------------------------------------------------------------------------------------------------------------------------------

----------------
See Footnotes on page 19.


                                       18
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
DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Cash Management Fund is set forth below.

INDEPENDENT DIRECTORS AND PRINCIPAL OFFICERS (continued)

                                                                                                                 OTHER
                                                                                                                 DIRECTORSHIPS
                  TERM OF                                                                           NUMBER OF    HELD BY
                  OFFICE                                                                            PORTFOLIOS   DIRECTOR NOT
                  AND                                                                               IN FUND      DISCLOSED
NAME, (AGE),      LENGTH                                                                            COMPLEX      UNDER
POSITION(S) HELD  OF TIME      PRINCIPAL OCCUPATION(S) DURING                                       OVERSEEN     PRINCIPAL
WITH FUNDo        SERVED#      PAST FIVE YEARS AND OTHER INFORMATION                                BY DIRECTOR  OCCUPATIONS
------------------------------------------------------------------------------------------------------------------------------
LAWRENCE P.       VP: 1992     Senior Vice President and Treasurer, Investment Companies, J. & W.        N/A         N/A
VOGEL (45)        to Date      Seligman & Co. Incorporated; Vice President and Treasurer, the
Vice President                 Seligman Group of investment companies+; Treasurer, Seligman Data
And Treasurer     Treas:       Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co.
                  2000 to      Incorporated, Seligman Advisors, Inc. and Seligman Data Corp.; Vice
                  Date         President, Seligman Services, Inc. and Treasurer, Seligman
                               International, Inc. and Seligman Henderson Co.
------------------------------------------------------------------------------------------------------------------------------
FRANK J. NASTA    1994 to      General Counsel, Senior Vice President, Law and Regulation and            N/A         N/A
(37)              Date         Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary,
Secretary                      the Seligman Group of investment companies+, Seligman Advisors,
                               Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman
                               Data Corp. Formerly, Corporate Secretary, Seligman Henderson Co.
------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

----------------
o The address for each of the directors and officers is 100 Park Avenue, New York, NY 10017, 8th floor.
# Each Director serves for an indefinite term, until the election and qualification of his successor or until his earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.
+ The Seligman Group of investment companies consists of twenty-three registered investment companies.
* Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member: 1 Executive Committee
        2 Audit Committee
        3 Director Nominating Committee
        4 Board Operations Committee


                                       19
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